INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME	3 Months Ended
Sep. 30, 2024
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

6.    INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

6.1.  Revenue from contracts with customers

	09/30/2024	09/30/2023
Sale of goods and services	91,927,292	115,628,792
Royalties	693,786	554,013
	92,621,078	116,182,805

Transactions of sales of goods and services with joint ventures and with shareholders and other related parties are reported in Note 15.

6.2.  Cost of sales

Item	09/30/2024	09/30/2023
Inventories as of the beginning of the period	110,913,884	111,990,145
Purchases of the period	47,643,458	71,694,655
Production costs	6,503,891	7,123,255
Foreign currency translation	185,428	(226,797)
Subtotal	165,246,661	190,581,258
Inventories as of the end of the period (*)	(109,450,616)	(118,965,477)
Cost of sales	55,796,045	71,615,781

(*)Net of agricultural products.

6.3.  R&D classified by nature

	Research and	Research and
	development	development
	expenses	expenses
Item	09/30/2024	09/30/2023
Amortization of intangible assets	1,362,301	1,164,940
Depreciation of property, plant and equipment	198,198	157,808
Freight and haulage	2,221	3,917
Employee benefits and social securities	1,533,533	1,307,126
Maintenance	102,527	206,778
Energy and fuel	2,434	3,628
Supplies and materials	639,560	847,382
Mobility and travel	46,429	13,771
Share-based incentives	35,141	188,250
Publicity and advertising	2,131	—
Professional fees and outsourced services	100,959	491,787
Professional fees related parties	16,373	—
Office supplies	147,481	170,375
Information technology expenses	19,692	4,375
Insurance	12,772	21,049
Depreciation of leased assets	16,336	—
Miscellaneous	173,191	55
Total	4,411,279	4,581,241

	09/30/2024	09/30/2023
R&D capitalized (Note 5.7)	1,654,017	1,947,504
R&D profit and loss	4,411,279	4,581,241
Total	6,065,296	6,528,745

6.4.  Expenses classified by nature and function

		Selling,
		general and
	Production	administrative	Total
Item	costs	expenses	09/30/2024
Amortization of intangible assets	100,139	1,563,963	1,664,102
Analysis and storage	—	2,914	2,914
Commissions and royalties	—	811,802	811,802
Import and export expenses	49,057	420,520	469,577
Depreciation of property, plant and equipment	708,432	617,740	1,326,172
Depreciation of leased assets	163,503	580,889	744,392
Impairment of receivables	—	184,879	184,879
Freight and haulage	707,583	2,523,323	3,230,906
Employee benefits and social securities	2,468,217	10,040,415	12,508,632
Maintenance	514,044	796,348	1,310,392
Energy and fuel	229,327	23,523	252,850
Supplies and materials	199,331	872,326	1,071,657
Mobility and travel	31,928	1,170,011	1,201,939
Publicity and advertising	—	1,381,283	1,381,283
Contingencies	—	297,159	297,159
Share-based incentives	76,813	659,327	736,140
Professional fees and outsourced services	525,950	1,813,064	2,339,014
Professional fees related parties	—	44,638	44,638
Office supplies and registrations fees	44,297	347,914	392,211
Insurance	59,825	677,363	737,188
Information technology expenses	11,572	792,095	803,667
Obsolescence	550,468	64,150	614,618
Taxes	47,130	4,478,319	4,525,449
Miscellaneous	16,275	161	16,436
Total	6,503,891	30,164,126	36,668,017

		Selling,
		general and
	Production	administrative	Total
Item	costs	expenses	09/30/2023
Amortization of intangible assets	30,478	1,551,788	1,582,266
Analysis and storage	570	153,473	154,043
Commissions and royalties	134,592	794,058	928,650
Import and export expenses	67,228	120,345	187,573
Depreciation of property, plant and equipment	643,006	442,589	1,085,595
Depreciation of leased assets	339,378	497,821	837,199
Impairment of receivables	—	352,920	352,920
Freight and haulage	643,877	2,989,094	3,632,971
Employee benefits and social securities	2,806,939	10,238,931	13,045,870
Maintenance	422,757	568,155	990,912
Energy and fuel	163,122	16,397	179,519
Supplies and materials	260,043	831,454	1,091,497
Mobility and travel	33,407	1,348,563	1,381,970
Publicity and advertising	—	1,161,498	1,161,498
Contingencies	—	27,109	27,109
Share-based incentives	275,432	5,729,986	6,005,418
Professional fees and outsourced services	509,450	1,575,982	2,085,432
Office supplies and registrations fees	149,888	370,770	520,658
Insurance	27,024	473,850	500,874
Information technology expenses	18,361	743,163	761,524
Obsolescence	505,285	—	505,285
Taxes	70,819	3,766,419	3,837,238
Miscellaneous	21,599	178,483	200,082
Total	7,123,255	33,932,848	41,056,103

6.5.  Other income or expenses, net

	09/30/2024	09/30/2023
Net result from commercialization of agricultural products	(828,366)	(1,316,393)
Expenses recovery	171,487	87,053
Others	132,856	(2,295)
	(524,023)	(1,231,635)

6.6.  Finance results

	09/30/2024	09/30/2023
Financial costs
Interest expenses with the Parent (Note 15)	—	(97,063)
Interest expenses	(6,059,231)	(6,935,241)
Financial commissions	(1,102,617)	(629,553)
	(7,161,848)	(7,661,857)

Other financial results
Exchange differences generated by assets	(2,686,292)	(9,685,066)
Exchange differences generated by liabilities	894,756	10,335,537
Changes in fair value of financial assets or liabilities and other financial results	(872,416)	(151,646)
Net gain of inflation effect on monetary items	(7,269)	(380,960)
	(2,671,221)	117,865